Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/ Profit before tax		₨ (68,777)	$ (912)	₨ 117,730	₨ 113,710
Indian statutory income tax rate		34.94%	34.94%	34.94%	34.61%
Tax at Indian statutory income tax rate		₨ (24,033)	$ (319)	₨ 41,140	₨ 39,353
Disallowable expenses		1,883	25	2,423	1,529
Non-taxable income		(1,406)	(19)	(1,917)	(2,412)
Foreign Currency Translation Reserve (FCTR) recycled on liquidation of subsidiaries to consolidated statements of profit or loss					28,142
Tax holidays and similar exemptions (Refer note below)		(4,934)	(65)	(8,076)	(10,152)
Effect of tax rates differences of subsidiaries operating at other rates		(581)	(8)	(1,277)	4,179
Tax on distributable reserve of/ dividend from subsidiary		19,532	259	11,018	4,042
Unrecognised tax assets (Net)		(713)	(9)	(2,135)	2,723
Change in deferred tax balances due to change in tax law	[1]	(17,760)	(236)		742
Capital Gains subject to lower tax rate		(2,733)	(36)	(1,711)	(758)
(Credit)/ Charge in respect of earlier years		(26)	0	(75)	1,227
Other permanent differences		4,094	54	2,111	(2,189)
Total income tax expense / (credit)		₨ (26,677)	$ (354)	₨ 41,501	₨ 66,426

[1]	Deferred tax credit for the year ended March 31, 2020 includes a credit of ₹ 16,512 million ($ 219 million) on remeasurement of deferred tax balances as at March 31, 2019 pursuant to an amendment in the Indian Income Tax laws (Refer note 3(c)(I)(ix)).